Revenue - Contract Balances - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accumulated cost	₩ 29,168,745	₩ 27,281,031
Accumulated contract profit	2,262,854	2,462,008
Accumulated contract loss	(1,262,933)	(1,185,200)
Accumulated contract revenue	₩ 30,168,666	₩ 28,557,839